Loan And Credit Lines (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012 item
Debt Instrument [Line Items]
Libor spread	3.15%
Libor update period	3 months
Accrued interest	$ 105,000
Number of quarterly debt installments	17
Principal amount	35,000,000
Line of credit outstanding amount	15,000,000
Maximum borrowing capacity under the credit agreement	40,000,000
Borrowings from other financial institutions	$ 2,000,000
Interest rate description	LIBOR+2.75% to LABOR+3.9%
Maximum [Member]
Debt Instrument [Line Items]
Libor spread	3.90%
Minimum [Member]
Debt Instrument [Line Items]
Libor spread	2.75%